Share-Based Compensation (Details) - Schedule of Share Option Activity - Stock Options [Member] - CNY (¥)		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Option Activity [Line Items]
Number of Options, Outstanding as of ending (in Shares)	312,386	193,120	312,386	250,000
Weighted Average Exercise Price, Outstanding as of ending	¥ 0.001	¥ 0.001	¥ 0.001	¥ 0.003
Weighted Average Remaining Term (Years), Outstanding as of ending	9 years 3 months 18 days	8 years 9 months 29 days	9 years 3 months 18 days	9 years
Weighted Average Grant Date Fair Value, Outstanding as of ending	¥ 7.34	¥ 7.34	¥ 7.34	¥ 60.94
Aggregated Intrinsic Value, Outstanding as of ending (in Yuan Renminbi)	¥ 4,004,469		¥ 4,004,469	¥ 2,001,626
Number of Options, Granted (in Shares)			861,860	250,000
Weighted Average Exercise Price, Granted			¥ 0.001	¥ 0.003
Weighted Average Remaining Term (Years), Granted			9 years 3 months 18 days	10 years
Weighted Average Grant Date Fair Value, Granted			¥ 7.34	¥ 60.94
Number of Options, Forfeited (in Shares)		37,413	211,584
Weighted Average Exercise Price, Forfeited		¥ 0.001	¥ 0.003
Weighted Average Remaining Term (Years), Forfeited
Weighted Average Grant Date Fair Value, Forfeited		¥ 7.34	¥ 49.57
Number of Options, Exercised (in Shares)		81,853	587,890
Weighted Average Exercise Price, Exercised		¥ 0.001	¥ 0.002
Weighted Average Remaining Term (Years), Exercised
Weighted Average Grant Date Fair Value, Exercised		¥ 7.34	¥ 14.94
Number of Options, Vested and exercisable (in Shares)	71,517	51,956	71,517	83,333
Weighted Average Exercise Price, Vested and exercisable	¥ 0.001	¥ 0.001	¥ 0.001	¥ 0.003
Weighted Average Remaining Term (Years), Vested and exercisable		8 years 9 months 29 days	9 years 3 months 18 days	9 years
Weighted Average Grant Date Fair Value, Vested and exercisable		¥ 7.34	¥ 7.34	¥ 60.94
Aggregated Intrinsic Value, Vested and exercisable (in Yuan Renminbi)	¥ 916,775		¥ 916,775	¥ 667,209